CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue			$ 1,000,000	$ 750,000
Operating expenses:
Consulting expense	$ 423,150	$ 162,813	547,933	1,469,171
General and administrative expense	109,703	224,790	379,424	359,259
Clinical trials	29,936	0	332,289	0
Research and development	56,890	55,206	197,406	321,938
Total operating expense			(1,457,052)	(2,150,368)
Income (loss) from operations	(619,679)	(442,809)	(457,052)	(1,400,368)
Other income (expense):
Interest income	3	6	12	5
Interest expense	(69,950)	(3,506)	(48,044)	(269,382)
Finance costs	0	(66,150)	(151,150)	(19,411)
Change in fair value of derivative	(527,584)	164,582	468,823	646,705
Gain on debt forgiveness			5,000	151,308
Gain on debt settlement	0	5,000		151,308
Other expense				(369)
Original interest debt discount			(287,979)	(67,250)
Loss on original issuance discount	(82,666)	(107,199)
Total other income (expense)	(680,197)	(7,267)	(13,338)	441,601
Net income (loss) before income tax			(470,390)	(958,767)
Net loss	$ (1,299,876)	$ (450,076)	$ (470,390)	(958,767)
Income tax				$ 0
Net loss per share, basic and diluted	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding, basic and diluted	113,439,027	107,064,811	107,741,761	72,342,193